UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-9375
                                   811-9633

Name of Fund: Merrill Lynch Global Financial Services Fund, Inc.
              Global Financial Services Master Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch Global Financial Services Fund, Inc. and Global Financial Services Master Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 09/30/2006

Date of reporting period: 04/01/06 - 06/30/06

Item 1 - Schedule of Investments

Merill Lynch Global Financial Services Fund, Inc.
Schedule of Investments as of June 30, 2006                    (in U.S. dollars)

                                            Beneficial Interest   Mutual Funds                                            Value
----------------------------------------------------------------------------------------------------------------------------------
                                                    $56,976,461   Global Financial Services Portfolio                $ 141,611,667
----------------------------------------------------------------------------------------------------------------------------------
                                                                  Total Mutual Funds (Cost - $110,315,493) - 100.0%    141,611,667
----------------------------------------------------------------------------------------------------------------------------------
                                                                  Total Investments (Cost - $110,315,493) - 100.0%     141,611,667

                                                                  Liabilities in Excess of Other Assets - (0.0%)           (48,408)
                                                                                                                     -------------
                                                                  Net Assets - 100.0%                                $ 141,563,259
                                                                                                                     =============

Global Financial Services Portfolio
Schedule of Investments as of June 30, 2006                    (in U.S. dollars)

                                                         Shares
                       Industry                            Held   Common Stocks                                           Value
----------------------------------------------------------------------------------------------------------------------------------
Europe
----------------------------------------------------------------------------------------------------------------------------------
Belgium - 0.5%         Commercial Banks - 0.2%            1,800   KBC Bancassurance Holding                          $     193,103
                       -----------------------------------------------------------------------------------------------------------
                       Diversified Financial             13,600   Fortis                                                   462,915
                       Services - 0.3%
                       -----------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in Belgium                           656,018
----------------------------------------------------------------------------------------------------------------------------------
Denmark - 0.6%         Commercial Banks - 0.6%           23,100   Danske Bank A/S                                          879,057
                       -----------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in Denmark                           879,057
----------------------------------------------------------------------------------------------------------------------------------
Germany - 0.4%         Insurance - 0.4%                  16,300   Hannover Rueckversicherung AG Registered Shares          570,032
                       -----------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in Germany                           570,032
----------------------------------------------------------------------------------------------------------------------------------
Ireland - 0.4%         Commercial Banks - 0.4%           21,200   Allied Irish Banks Plc                                   509,302
                       -----------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in Ireland                           509,302
----------------------------------------------------------------------------------------------------------------------------------
Netherlands - 0.1%     Diversified Financial              5,300   ING Groep NV CVA                                         208,254
                       Services - 0.1%
                       -----------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in the Netherlands                   208,254
----------------------------------------------------------------------------------------------------------------------------------
Spain - 0.0%           Insurance - 0.0%                   1,600   Corporacion Mapfre SA                                     29,522
                       -----------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in Spain                              29,522
----------------------------------------------------------------------------------------------------------------------------------
Turkey - 0.3%          Commercial Banks - 0.3%           81,986   Akbank T.A.S.                                            392,254
                       -----------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in Turkey                            392,254
----------------------------------------------------------------------------------------------------------------------------------
United Kingdom - 5.3%  Capital Markets - 0.2%             8,900   Close Brothers Group Plc                                 149,960
                                                         17,500   ICAP Plc                                                 161,189
                                                                                                                     -------------
                                                                                                                           311,149
                       -----------------------------------------------------------------------------------------------------------
                       Commercial Banks - 1.0%              700   Barclays Plc                                               7,956
                                                        134,400   Lloyds TSB Group Plc                                   1,321,205
                                                         29,100   London Scottish Bank Plc                                  58,935
                                                                                                                     -------------
                                                                                                                         1,388,096
                       -----------------------------------------------------------------------------------------------------------
                       Consumer Finance - 1.2%           40,300   Cattles Plc                                              245,414
                                                        129,600   Provident Financial Plc                                1,474,171
                                                                                                                     -------------
                                                                                                                         1,719,585
                       -----------------------------------------------------------------------------------------------------------
                       Insurance - 0.1%                  25,900   Jardine Lloyd Thompson Group Plc                         178,201
                       -----------------------------------------------------------------------------------------------------------
                       Thrifts & Mortgage               145,600   Kensington Group Plc                                   2,773,744
                       Finance - 2.8%                    63,300   Northern Rock Plc                                      1,170,770
                                                                                                                     -------------
                                                                                                                         3,944,514
                       -----------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in the United Kingdom              7,541,545
----------------------------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in Europe - 7.6%                  10,785,984
----------------------------------------------------------------------------------------------------------------------------------
Middle East
----------------------------------------------------------------------------------------------------------------------------------
Egypt - 0.2%           Commercial Banks - 0.2%           21,200   Commercial International Bank                            216,494
----------------------------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in the Middle East - 0.2%            216,494
----------------------------------------------------------------------------------------------------------------------------------
North America
----------------------------------------------------------------------------------------------------------------------------------
Bermuda - 5.0%         Insurance - 5.0%                   4,600   Everest Re Group Ltd.                                    398,222
                                                         13,200   Montpelier Re Holdings Ltd.                              228,228
                                                            800   PartnerRe Ltd.                                            51,240
                                                        131,300   RenaissanceRe Holdings Ltd.                            6,362,798
                       -----------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in Bermuda                         7,040,488
----------------------------------------------------------------------------------------------------------------------------------

Global Financial Services Portfolio
Schedule of Investments as of June 30, 2006                    (in U.S. dollars)

                                                         Shares
                       Industry                            Held   Common Stocks                                           Value
----------------------------------------------------------------------------------------------------------------------------------
Canada - 0.0%          Commercial Banks - 0.0%              117   Toronto-Dominion Bank                              $       5,940
                       -----------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in Canada                              5,940
----------------------------------------------------------------------------------------------------------------------------------
Cayman Islands - 2.5%  Insurance - 2.5%                  70,000   ACE Ltd.                                               3,541,300
                       -----------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in the Cayman Islands              3,541,300
----------------------------------------------------------------------------------------------------------------------------------
United States - 37.0%  Capital Markets - 1.2%            19,300   Affiliated Managers Group (a)                          1,676,977
                       -----------------------------------------------------------------------------------------------------------
                       Commercial Banks - 0.0%              245   TD Banknorth, Inc.                                         7,215
                       -----------------------------------------------------------------------------------------------------------
                       Consumer Finance - 1.5%           24,600   Capital One Financial Corp.                            2,102,070
                       -----------------------------------------------------------------------------------------------------------
                       Household Durables - 5.6%         37,400   KB HOME                                                1,714,790
                                                         47,900   Lennar Corp. Class A                                   2,125,323
                                                         61,900   Pulte Homes, Inc.                                      1,782,101
                                                         89,000   Toll Brothers, Inc. (a)                                2,275,730
                                                                                                                     -------------
                                                                                                                         7,897,944
                       -----------------------------------------------------------------------------------------------------------
                       Insurance - 0.2%                     500   Arthur J. Gallagher & Co.                                 12,670
                                                         12,800   Bristol West Holdings, Inc.                              204,800
                                                            400   Brown & Brown, Inc.                                       11,688
                                                          2,000   Hilb Rogal & Hobbs Co.                                    74,540
                                                            800   The Progressive Corp.                                     20,568
                                                                                                                     -------------
                                                                                                                           324,266
                       -----------------------------------------------------------------------------------------------------------
                       Real Estate Investment             1,000   AMB Property Corp.                                        50,550
                       Trusts (REITs) - 21.0%           488,500   Aames Investment Corp.                                 2,437,615
                                                        395,000   American Home Mortgage Investment Corp.               14,559,700
                                                          1,400   Equity Office Properties Trust                            51,114
                                                        304,600   Friedman Billings Ramsey Group, Inc. Class A (b)       3,341,462
                                                        100,500   New Century Financial Corp. (b)                        4,597,875
                                                         11,800   Novastar Financial, Inc.                                 372,998
                                                        379,200   Saxon Capital, Inc.                                    4,338,048
                                                                                                                     -------------
                                                                                                                        29,749,362
                       -----------------------------------------------------------------------------------------------------------
                       Thrifts & Mortgage               100,000   Accredited Home Lenders Holding Co. (a)(b)             4,781,000
                       Finance - 7.5%                   319,200   Fremont General Corp.                                  5,924,352
                                                                                                                     -------------
                                                                                                                        10,705,352
                       -----------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in the United States              52,463,186
----------------------------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in North America - 44.5%          63,050,914
----------------------------------------------------------------------------------------------------------------------------------
Pacific Basin/Asia
----------------------------------------------------------------------------------------------------------------------------------
China - 0.3%           Real Estate Management &       1,504,300   Beijing Capital Land Ltd.                                440,618
                       Development - 0.3%
                       -----------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in China                             440,618
----------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 3.0%       Real Estate Management &       1,532,000   China Resources Land Ltd.                                838,290
                       Development - 3.0%               939,300   Hopson Development Holdings Ltd.                       1,934,956
                                                        240,600   Midland Holdings Ltd.                                    106,871
                                                      3,503,500   Shanghai Forte Land Co. Ltd.                           1,420,886
                       -----------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in Hong Kong                       4,301,003
----------------------------------------------------------------------------------------------------------------------------------
Indonesia - 0.4%       Commercial Banks - 0.4%          746,900   Bank Central Asia Tbk PT                                 330,594
                                                      1,154,100   Bank Mandiri Persero Tbk PT                              214,299
                       -----------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in Indonesia                         544,893
----------------------------------------------------------------------------------------------------------------------------------

Global Financial Services Portfolio
Schedule of Investments as of June 30, 2006                    (in U.S. dollars)

                                                         Shares
                       Industry                            Held   Common Stocks                                           Value
----------------------------------------------------------------------------------------------------------------------------------
Japan - 5.2%           Capital Markets - 1.7%            57,000   Daiichi Commodities Co. Ltd.                       $     408,870
                                                        122,000   Daikoh Holdings, Inc.                                    364,991
                                                         14,000   Kyokuto Securities Co. Ltd.                              177,090
                                                         14,400   Nomura Holdings, Inc.                                    270,201
                                                         85,000   Takagi Securities Co. Ltd.                               474,391
                                                        125,800   Toyo Securities Co., Ltd.                                698,797
                                                                                                                     -------------
                                                                                                                         2,394,340
                       -----------------------------------------------------------------------------------------------------------
                       Construction &                    23,000   Okumura Corp.                                            127,962
                       Engineering - 0.1%
                       -----------------------------------------------------------------------------------------------------------
                       Consumer Finance - 0.2%           11,700   Credia Co. Ltd.                                          120,772
                                                         19,500   Shinki Co. Ltd. - Second Section                         120,089
                                                                                                                     -------------
                                                                                                                           240,861
                       -----------------------------------------------------------------------------------------------------------
                       Distributors - 0.2%               30,000   ACE Koeki Co. Ltd.                                       301,535
                       -----------------------------------------------------------------------------------------------------------
                       Household Durables - 1.6%         83,800   Fuso Lexel, Inc.                                         774,114
                                                         56,400   The Japan General Estate Co. Ltd.                      1,161,895
                                                          9,300   Joint Corp.                                              303,451
                                                                                                                     -------------
                                                                                                                         2,239,460
                       -----------------------------------------------------------------------------------------------------------
                       Real Estate Management &           1,200   Dynacity Corp.                                           149,587
                       Development - 1.4%                 3,900   Leopalace21 Corp.                                        134,759
                                                            100   Sanyo Housing Nagoya Co. Ltd.                            149,587
                                                         18,500   Sumitomo Real Estate Sales                             1,406,333
                                                            100   Sunwood Corp.                                            180,204
                                                                                                                     -------------
                                                                                                                         2,020,470
                       -----------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in Japan                           7,324,628
----------------------------------------------------------------------------------------------------------------------------------
South Korea - 21.4%    Commercial Banks - 11.0%         278,400   Daegu Bank                                             4,988,721
                                                         80,645   Hana Financial Group, Inc.                             3,791,258
                                                        221,800   Industrial Bank of Korea                               3,740,698
                                                        239,400   Pusan Bank                                             3,053,378
                                                                                                                     -------------
                                                                                                                        15,574,055
                       -----------------------------------------------------------------------------------------------------------
                       Insurance - 10.4%                184,800   Dongbu Insurance Co., Ltd.                             4,636,070
                                                        350,021   Korean Reinsurance Co.                                 3,929,297
                                                      1,032,400   Meritz Fire & Marine Insurance Co. Ltd.                6,148,477
                                                                                                                     -------------
                                                                                                                        14,713,844
                       -----------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in South Korea                    30,287,899
----------------------------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in the Pacific
                                                                  Basin/Asia - 30.3%                                    42,899,041
----------------------------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks
                                                                  (Cost - $85,508,018) - 82.6%                         116,952,433
----------------------------------------------------------------------------------------------------------------------------------

                                                     Beneficial
                                                       Interest   Short-Term Securities
----------------------------------------------------------------------------------------------------------------------------------
                                                    $    52,327   Merrill Lynch Liquidity Series, LLC Cash Sweep
                                                                  Series I, 4.78% (c)(d)                                    52,327
                                                      8,686,250   Merrill Lynch Liquidity Series, LLC Money Market
                                                                  Series, 5.22% (c)(d)(e)                                8,686,250
----------------------------------------------------------------------------------------------------------------------------------
                                                                  Total Short-Term Securities
                                                                  (Cost - $8,738,577) - 6.2%                             8,738,577
----------------------------------------------------------------------------------------------------------------------------------

Global Financial Services Portfolio
Schedule of Investments as of June 30, 2006                    (in U.S. dollars)

                                                      Number of
                                                      Contracts   Options Purchased                                       Value
----------------------------------------------------------------------------------------------------------------------------------
Call Options Purchased - 16.8%                              220   Accredited Home Lenders Holding Co., expiring
                                                                  September 2006 at USD 35                           $     294,800
                                                            270   Accredited Home Lenders Holding Co., expiring
                                                                  September 2006 at USD 40                                 245,700
                                                             34   Accredited Home Lenders Holding Co., expiring
                                                                  January 2007 at USD 40                                    38,760
                                                            494   Accredited Home Lenders Holding Co., expiring
                                                                  January 2008 at USD 35                                   938,600
                                                          1,000   Accredited Home Lenders Holding Co., expiring
                                                                  January 2008 at USD 40                                 1,580,000
                                                            237   Accredited Home Lenders Holding Co., expiring
                                                                  January 2008 at USD 50                                   270,180
                                                            253   Accredited Home Lenders Holding Co., expiring
                                                                  January 2008 at USD 55                                   215,050
                                                            118   The Bear Stearns Cos., Inc., expiring July 2006
                                                                  at USD 95                                                526,280
                                                             91   The Bear Stearns Cos., Inc., expiring January
                                                                  2007 at USD 75                                           603,330
                                                            218   The Bear Stearns Cos., Inc., expiring January
                                                                  2007 at USD 90                                         1,133,600
                                                            215   The Bear Stearns Cos., Inc., expiring January
                                                                  2007 at USD 100                                          920,200
                                                            462   The Bear Stearns Cos., Inc., expiring January
                                                                  2007 at USD 110                                        1,561,560
                                                            134   The Bear Stearns Cos., Inc., expiring January
                                                                  2008 at USD 95                                           711,540
                                                            235   The Bear Stearns Cos., Inc., expiring January
                                                                  2008 at USD 100                                        1,153,850
                                                            200   Goldman Sachs Group, Inc., expiring January
                                                                  2007 at USD 115                                          788,000
                                                            188   Goldman Sachs Group, Inc., expiring January
                                                                  2007 at USD 125                                          577,160
                                                            229   Goldman Sachs Group, Inc., expiring January
                                                                  2007 at USD 140                                          467,160
                                                            280   Goldman Sachs Group, Inc., expiring January
                                                                  2007 at USD 145                                          442,400
                                                            168   Goldman Sachs Group, Inc., expiring January
                                                                  2007 at USD 150                                          215,040
                                                            305   KB HOME, expiring January 2007 at USD 45                 198,250
                                                            496   KB HOME, expiring January 2007 at USD 50                 188,480
                                                            622   KB HOME, expiring January 2007 at USD 52.5               186,600
                                                            610   Lennar Corp. Class A, expiring January 2007
                                                                  at USD 50                                                167,750
                                                          1,094   Lennar Corp. Class A, expiring January 2007
                                                                  at USD 55                                                164,100
                                                          1,157   Lennar Corp. Class A, expiring January 2007
                                                                  at USD 60                                                 86,775

Global Financial Services Portfolio
Schedule of Investments as of June 30, 2006                    (in U.S. dollars)

                                                      Number of
                                                      Contracts   Options Purchased                                       Value
----------------------------------------------------------------------------------------------------------------------------------
                                                            734   New Century Financial Corp., expiring August
                                                                  2006 at USD 40                                     $     513,800
                                                            930   New Century Financial Corp., expiring August
                                                                  2006 at USD 45                                           316,200
                                                          1,360   New Century Financial Corp., expiring August
                                                                  2006 at USD 50                                           190,400
                                                            294   New Century Financial Corp., expiring January
                                                                  2007 at USD 30                                           473,340
                                                          1,891   New Century Financial Corp., expiring January
                                                                  2007 at USD 40                                         1,607,350
                                                          2,316   New Century Financial Corp., expiring January
                                                                  2008 at USD 30                                         3,728,760
                                                          2,774   New Century Financial Corp., expiring January
                                                                  2008 at USD 40                                         2,579,820
                                                            567   Pulte Homes, Inc., expiring January 2007 at
                                                                  USD 30                                                   181,440
                                                          1,094   Pulte Homes, Inc., expiring January 2007 at
                                                                  USD 35                                                   180,510
                                                          1,531   Pulte Homes, Inc., expiring January 2007 at
                                                                  USD 37.5                                                 168,410
                                                            661   Toll Brothers, Inc., expiring January 2007 at
                                                                  USD 32.5                                                  92,540
                                                            881   Toll Brothers, Inc., expiring January 2007 at
                                                                  USD 35                                                    83,695
                                                          1,322   Toll Brothers, Inc., expiring January 2007 at
                                                                  USD 37.5                                                  92,540
----------------------------------------------------------------------------------------------------------------------------------
                                                                  Total Options Purchased
                                                                  (Premiums Paid - $24,039,841) - 16.8%                 23,883,970
----------------------------------------------------------------------------------------------------------------------------------
                                                                  Total Investments (Cost - $118,286,436*) - 105.6%    149,574,980

                                                                  Liabilities in Excess of Other Assets - (5.6%)        (7,963,313)
                                                                                                                     -------------
                                                                  Net Assets - 100.0%                                $ 141,611,667
                                                                                                                     =============

* The cost and unrealized appreciation (depreciation) of investments, as of June 30, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 119,891,174
                                                                  =============
      Gross unrealized appreciation                               $  38,965,462
      Gross unrealized depreciation                                  (9,281,656)
                                                                  -------------
      Net unrealized appreciation                                 $  29,683,806
                                                                  =============

(a)   Non-income producing security.
(b)   Security, or a portion of security, is on loan.
(c) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -------------------------------------------------------------------------------------------------
      Affiliate                                                       Net Activity      Interest Income
      -------------------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I         $     52,327      $        15,700
      Merrill Lynch Liquidity Series, LLC Money Market Series         $  5,168,750      $        65,369
      -------------------------------------------------------------------------------------------------

(d)   Represents the current yield as of 6/30/2006.
(e)   Security was purchased with the cash proceeds from securities loans.
o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Global Financial Services Fund, Inc. and Global Financial Services Master Trust


By: /s/ Robert C. Doll, Jr.
    -----------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Global Financial Services Fund, Inc. and Global Financial Services Master Trust

Date: August 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Global Financial Services Fund, Inc. and Global Financial Services Master Trust

Date: August 23, 2006


By: /s/ Donald C. Burke
    -----------------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch Global Financial Services Fund, Inc. and Global Financial Services Master Trust

Date: August 23, 2006